Transaction and Offering Related Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Transaction and Offering Related Fees
Professional fees		$ (150)	$ (4,794)
Indirect tax expense		5,683
Other transaction and offering related fees		(950)
Total transaction and offering related fees	$ 0	$ (6,783)	$ (4,794)